INVESTMENTS IN SUBSIDIARIES - Schedule of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments In Subsidiaries [Line Items]
Equity	$ (12,027)	$ (11,557)
Incomes	$ (281)	$ (2,073)	$ (5,651)
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.19%	0.19%	0.19%
Equity	$ 93	$ (13,678)
Incomes	$ (9)	$ (643)	$ (5,531)
Aerovías de Integración Regional S.A. Aires S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.774%	0.78236%	0.7988%
Equity	$ (5,049)	$ (264)
Incomes	$ (101)	$ (956)	$ (158)
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	9.54%	9.54%	9.54%
Equity	$ (8,421)	$ (973)
Incomes	$ (500)	$ (551)	$ 101
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Equity	$ 1,152	$ 885
Incomes	$ 304	$ 116	$ 66
Lan Cargo S.A. and Subsidiaries
Investments In Subsidiaries [Line Items]
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Equity	$ 198	$ 2,475
Incomes	25	(26)	$ (55)
Other companies
Investments In Subsidiaries [Line Items]
Equity	0	(2)
Incomes	$ 0	$ (13)	$ (74)